Segmented Information - Schedule of Aggregates External Revenues by Customer (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue from External Customer [Line Items]
Sales	$ 42,836	$ 42,797
General Motors [Member]
Revenue from External Customer [Line Items]
Sales	6,588	6,162
Daimler AG [Member]
Revenue from External Customer [Line Items]
Sales	5,563	5,785
BMW [Member]
Revenue from External Customer [Line Items]
Sales	5,042	5,334
Ford Motor Company [Member]
Revenue from External Customer [Line Items]
Sales	5,296	5,317
Stellantis [Member]
Revenue from External Customer [Line Items]
Sales	4,330	5,246
Volkswagen [Member]
Revenue from External Customer [Line Items]
Sales	4,388	4,684
Other Customers [Member]
Revenue from External Customer [Line Items]
Sales	$ 11,629	$ 10,269